Supplementary Balance Sheet Information - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets [Line Items]
Deferred Offering Costs		$ 11,100
Total prepaid expenses and other current assets	$ 5,836	14,837	$ 2,836
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Deferred Offering Costs		11,121	1,491
Prepaid Taxes		2,020	0
Software licenses and maintenance		510	311
Advances paid to contract manufacturer		161	144
Other receivables		51	441
Prepaid subscriptions		131	83
Other		843	366
Total prepaid expenses and other current assets		$ 14,837	$ 2,836